Notes Payable - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 04, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2018
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 75,000,000.0	$ 75,000,000.0
2021 Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 75,000,000.0	$ 0	$ 0	$ 30,000,000.0
Line of credit, sublimit	15,000,000.0
Line of credit facility, mature date		Feb. 04, 2026	Feb. 04, 2026
Line of credit, minimum additional borrowing amount	2,000,000.0
2021 Term Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	525,000,000.0		$ 525,000,000.0
Line of credit, frequency of payments		quarterly	quarterly
Line of credit, installments amount	1,300,000
Line of credit facility, mature date		Feb. 04, 2028	Feb. 04, 2028
Line of credit, minimum additional borrowing amount	$ 2,000,000.0
Interest rate		4.00%	3.69%